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                               [NATIONWIDE LOGO]

                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-3


                                 ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                               DECEMBER 31, 1995



                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO










APO-1545-T (12/95)

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                               [NATIONWIDE LOGO]
                       NATIONWIDE LIFE INSURANCE COMPANY
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216

                     [PHOTO OF PETER F. FRENZER, PRESIDENT]
                              PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to bring you the 1995 annual report of the Nationwide Variable Account-3.

Both equity and fixed income investments turned in a stellar performance during 1995. The major market indices ended the year fully one-third or more higher than their levels at the beginning of the year. These results equate directly to the returns enjoyed by our variable annuity participants and contract owners.

Low interest rates and modest inflation should provide a continued favorable environment for stocks and fixed income investments during 1996. Slowing levels of economic activity and uncertainty about corporate profits may, however, dampen a repeat of the strong 1995 market performance. The diverse offering of investment options within your contract should enable you to take advantage of changing market conditions.

The year 1995 was a record-setting sales year for our variable investment products. For this we thank you, our valued customer, for your confidence in the Nationwide Insurance Enterprise and in our products. Please do not hesitate to let us know how we can better serve your financial planning and retirement needs.



                          /s/ Peter F. Frenzer
                          ---------------------------
                          Peter F. Frenzer, President

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                         NATIONWIDE VARIABLE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1995

ASSETS:
  Investments at market value:

    Van Kampen American Capital - Common Stock Fund
      2,266,671 shares (cost $32,118,444).............................    $ 33,297,403

    Van Kampen American Capital - Domestic Strategic Income Fund
      1,962,643 shares (cost $15,504,893).............................      16,113,302

    Van Kampen American Capital - Emerging Growth Fund
      102,966 shares (cost $1,148,376)................................       1,205,731

    Van Kampen American Capital - Global Equity Fund
      9,854 shares (cost $99,547).....................................         101,593

    Van Kampen American Capital - Government Fund
      1,011,302 shares (cost $9,045,490)..............................       9,162,395

    Van Kampen American Capital - Money Market Fund
      6,529,366 shares (cost $6,529,366)..............................       6,529,366

    Van Kampen American Capital - Multiple Strategy Fund
      3,067,275 shares (cost $35,504,768).............................      35,703,077

    Van Kampen American Capital - Real Estate Securities Fund
      4,582 shares (cost $47,403).....................................          49,209
                                                                          ------------
           Total assets...............................................     102,162,076

ACCOUNTS PAYABLE......................................................           1,021
                                                                          ------------
CONTRACT OWNERS' EQUITY...............................................    $102,161,055
                                                                          ============

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
Contract owners' equity represented by:                         Units              Unit Value
                                                              ---------            ----------
  Contracts in accumulation phase:
    Van Kampen American Capital -
     Common Stock Fund:
      Tax qualified...............................              425,489            $25.778191         $10,968,337
      Non-tax qualified...........................              865,665             25.778191          22,315,278

    Van Kampen American Capital -
     Domestic Strategic Income Fund:
      Tax qualified...............................              294,678             15.854864           4,672,080
      Non-tax qualified...........................              720,487             15.854864          11,423,223

    Van Kampen American Capital -
     Emerging Growth Fund:
      Tax qualified...............................               24,126             11.635151             280,710
      Non-tax qualified...........................               79,497             11.635151             924,960

    Van Kampen American Capital -
     Global Equity Fund:
      Tax qualified...............................                4,239             10.244062              43,425
      Non-tax qualified...........................                5,677             10.244062              58,156

    Van Kampen American Capital -
     Government Fund:
      Tax qualified...............................              187,304             14.827943           2,777,333
      Non-tax qualified...........................              427,994             14.827943           6,346,271

    Van Kampen American Capital -
     Money Market Fund:
      Tax qualified...............................              147,447             13.724323           2,023,610
      Non-tax qualified...........................              326,438             13.724323           4,480,141

    Van Kampen American Capital -
     Multiple Strategy Fund:
      Tax qualified...............................              606,415             21.272421          12,899,915
      Non-tax qualified...........................            1,070,729             21.272421          22,776,998

    Van Kampen American Capital -
     Real Estate Securities Fund:
      Tax qualified...............................                1,762             10.765351              18,969
      Non-tax qualified...........................                2,808             10.765351              30,229
                                                              =========             =========
 Reserves for annuity contracts in payout phase:
      Non-tax qualified...........................                                                        121,420
                                                                                                     ------------
                                                                                                     $102,161,055
                                                                                                     ============




See accompanying notes to financial statements.

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                         NATIONWIDE VARIABLE ACCOUNT-3
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                                   1995                  1994                    1993
                                                               ------------          -----------             -----------
INVESTMENT ACTIVITY:
  Reinvested capital gains and dividends....................   $ 10,887,325           10,126,858               6,943,526
                                                               ------------          -----------             -----------
  Gain (loss) on investments:
    Proceeds from redemptions of mutual fund shares.........     40,426,461           46,483,900              43,408,325
    Cost of mutual fund shares sold.........................    (40,641,053)         (45,783,206)            (39,734,553)
                                                               ------------          -----------             -----------
    Realized gain (loss) on investments.....................       (214,592)             700,694               3,673,772
    Change in unrealized gain (loss) on investments.........     13,497,708          (14,166,680)             (2,060,761)
                                                               ------------          -----------             -----------
      Net gain (loss) on investments........................     13,283,116          (13,465,986)              1,613,011
                                                               ------------          -----------             -----------
              Net investment activity.......................     24,170,441           (3,339,128)              8,556,537
                                                               ------------          -----------             -----------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners...........      3,278,740            5,550,286              25,974,374
  Redemptions...............................................    (20,264,414)         (15,199,321)             (9,340,200)
  Annuity benefits..........................................        (14,594)              (9,959)                 (8,803)
  Adjustments to maintain reserves..........................         (2,440)                (215)                 (4,228)
                                                               ------------          -----------             -----------
              Net equity transactions.......................    (17,002,708)          (9,659,209)             16,621,143
                                                               ------------          -----------             -----------

EXPENSES (NOTE 2):
  Contract charges..........................................     (1,402,772)          (1,494,001)             (1,446,876)
  Contingent deferred sales charges.........................       (405,272)            (342,156)               (204,793)
                                                               ------------          -----------             -----------
              Total expenses................................     (1,808,044)          (1,836,157)             (1,651,669)
                                                               ------------          -----------             -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY.......................      5,359,689          (14,834,494)             23,526,011
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.................     96,801,366          111,635,860              88,109,849
                                                               ------------          -----------             -----------
CONTRACT OWNERS' EQUITY END OF PERIOD.......................   $102,161,055           96,801,366             111,635,860
                                                               ============          ===========             ===========


See accompanying notes to financial statements.

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

                         NATIONWIDE VARIABLE ACCOUNT-3
                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1995, 1994 AND 1993

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (a)  Organization and Nature of Operations

    Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

    The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

  (b)  The Contracts

    Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

    Contract owners in either the accumulation or the payout phase may invest in the following funds of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital):

       Van Kampen American Capital - Common Stock Fund
       Van Kampen American Capital - Domestic Strategic Income Fund
         (formerly American Capital - Corporate Bond Portfolio)
       Van Kampen American Capital - Emerging Growth Fund
       Van Kampen American Capital - Global Equity Fund
       Van Kampen American Capital - Government Fund
       Van Kampen American Capital - Money Market Fund
       Van Kampen American Capital - Multiple Strategy Fund
       Van Kampen American Capital - Real Estate Securities Fund

    At December 31, 1995, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

  (c)  Security Valuation, Transactions and Related Investment Income

    The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

  (d)  Federal Income Taxes

    Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

    The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

  (e)  Use of Estimates in the Preparation of Financial Statements

    The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owner's contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following administrative charges are deducted by the Company: (a) an annual contract maintenance charge of $35 ($30 for contracts issued in the State of New York) which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3) SCHEDULE I

    Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

       -  Beginning unit value - Jan. 1

       -  Reinvested capital gains and dividends
          (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

       -  Unrealized gain (loss)
          (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

       -  Contract charges
          (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

       -  Ending unit value - Dec. 31

       -  Percentage increase (decrease) in unit value.

    For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

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                                                                      SCHEDULE I

                         NATIONWIDE VARIABLE ACCOUNT-3

                      TAX QUALIFIED AND NON-TAX QUALIFIED

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

            (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL)

                                                                              DOMESTIC
                                                              COMMON          STRATEGIC         EMERGING          GLOBAL
                                                               STOCK           INCOME            GROWTH           EQUITY
                                                               FUND             FUND              FUND             FUND
                                                            ----------        ---------        ---------        ---------
1995
  Beginning unit value - Jan. 1                             $19.065611        13.235145        10.000000        10.000000
  -----------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains and dividends                      3.443612         1.250586          .000000          .000000
  -----------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                                      3.564450         1.560777         1.705967          .309001
  -----------------------------------------------------------------------------------------------------------------------
  Contract charges                                            (.295482)        (.191644)        (.070816)        (.064939)
  -----------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                               $25.778191        15.854864        11.635151        10.244062
  -----------------------------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
     in unit value* (a)                                          35%              20%              16%(b)            2%(b)
  =======================================================================================================================

1994
  Beginning unit value - Jan. 1                             $19.993094        14.016253             **               **
  -----------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains and dividends                      2.272837         1.376728
  -----------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                                     (2.944375)       (1.981901)
  -----------------------------------------------------------------------------------------------------------------------
  Contract charges                                            (.255945)        (.175935)
  -----------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                               $19.065611        13.235145
  -----------------------------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
  in unit value* (a)                                             (5)%             (6)%
  =======================================================================================================================

1993
  Beginning unit value - Jan. 1                             $18.587100        12.208185             **               **
  -----------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains and dividends                      1.141359         1.091003
  -----------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                                       .514295          .892204
  -----------------------------------------------------------------------------------------------------------------------
  Contract charges                                            (.249660)        (.175139)
  -----------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                               $19.993094        14.016253
  -----------------------------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
  in unit value* (a)                                              8%              15%
  =======================================================================================================================




                                                                                MONEY           MULTIPLE      REAL ESTATE
                                                             GOVERNMENT         MARKET          STRATEGY       SECURITIES
                                                                FUND             FUND             FUND            FUND
                                                             ---------        ---------        ---------      -----------
1995
  Beginning unit value - Jan. 1                              12.821877        13.183559        16.406732        10.000000
  -----------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains and dividends                       .953483          .716291         2.391189          .091958
  -----------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                                      1.235082          .000000         2.721948          .739393
  -----------------------------------------------------------------------------------------------------------------------
  Contract charges                                            (.182499)        (.175527)        (.247448)        (.066000)
  -----------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                                14.827943        13.724323        21.272421        10.765351
  -----------------------------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
     in unit value* (a)                                          16%               4%              30%               8%(b)
  =======================================================================================================================

1994
  Beginning unit value - Jan. 1                              13.620968        12.879003        17.253369             **
  -----------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains and dividends                       .835320          .474206         1.980194
  -----------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                                     (1.464669)         .000000        (2.608938)
  -----------------------------------------------------------------------------------------------------------------------
  Contract charges                                            (.169742)        (.169650)        (.217893)
  -----------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                                12.821877        13.183559        16.406732
  -----------------------------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
  in unit value* (a)                                             (6)%              2%              (5)%
  =======================================================================================================================

1993
  Beginning unit value - Jan. 1                              12.794291        12.709641        16.230095             **
  -----------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains and dividends                       .824185          .336808         1.370959
  -----------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                                       .178307          .000000         (.127808)
  -----------------------------------------------------------------------------------------------------------------------
  Contract charges                                            (.175815)        (.167446)        (.219877)
  -----------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                                13.620968        12.879003        17.253369
  -----------------------------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
  in unit value* (a)                                              6%               1%               6%
  =======================================================================================================================

 * An annualized rate of return cannot be determined as:
    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
    (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.


See note 3.

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                          Independent Auditors' Report



The Board of Directors and Contract Owners of
  Nationwide Variable Account-3
  Nationwide Life Insurance Company:


        We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-3 as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements of changes in unit value based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-3 as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.



                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1996

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NATIONWIDE LIFE INSURANCE COMPANY                                   Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220      U.S. Postage
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                                                                  Permit No. 521



    Nationwide(R) is a registered federal service mark of Nationwide Mutual
                               Insurance Company.